SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Property, and Equipment, net	Leasehold improvements are amortized over the shorter of the estimated useful life of the asset or the related lease term.

Estimated Useful Life
Computer equipment	3 years
Purchased software	3 years
Furniture and fixtures	3	-	7 years
Leasehold improvements	Lesser of 10 years or remaining lease term
Property and equipment, net consists of the following:

	December 31, 2021	December 31, 2020
Computer equipment	$9,361	$8,328
Leasehold improvements	6,310	6,365
Furniture and fixtures	2,125	2,266
Construction in progress	721	90
Total property and equipment	18,517	17,049
Less: accumulated depreciation	(13,228)	(10,848)
Total property and equipment, net	$5,289	$6,201

Schedule of Finite-Lived Intangible Assets	The estimated useful lives of the Company’s intangible assets are as follows:

	Estimated Useful Life
Licenses	3	-	5 years
Trade names	5 years
The following table provides the gross carrying value and accumulated amortization for each major class of intangible asset other than goodwill:

	December 31, 2021			December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizable intangible assets:
Licenses	$19,000	$(1,245)	$17,755	$1,000	$(500)	$500
Trade names	1,240	(1,240)	—	1,240	(1,116)	124
	20,240	(2,485)	17,755	2,240	(1,616)	624
Nonamortizable intangible assets:
Marketing Agreement with MGM Resorts International	1,000	—	1,000	1,000	—	1,000
Total intangible assets	$21,240	$(2,485)	$18,755	$3,240	$(1,616)	$1,624